Warrants and founders warrants - Warrants issued to investors tabular (Details) - € / shares			12 Months Ended
	Apr. 03, 2020	Jul. 10, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Warrant Disclosure [Line Items]
Granted	7,475,708	270,414
Warrants outstanding, end of period			2,218,293
Bracknor
Warrant Disclosure [Line Items]
Number of warrants exercised					(442,477)
Warrant average exercise price (per share)					€ 3.48
BSA Warrants issued 7/10/2015
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			3,615,566
Number of warrants exercised			(1,122,695)
Warrants outstanding, end of period			2,492,871	3,615,566
Number of shares which can be subscribed			2,492,871
BSA Warrants issued 4/7/2020
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			3,615,566
Granted				7,475,708
Number of warrants exercised				(3,860,142)
Warrants outstanding, end of period				3,615,566
Number of shares which can be subscribed				3,615,566
BSA Warrants Issued As Equity Compensation
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			72,000
Lapsed			(72,000)
Warrants outstanding, end of period				72,000
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			72,000	72,000
Granted			72,000
Warrants outstanding, end of period				72,000
Number of shares which can be subscribed				72,000
Founders share warrants
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			3,383,609	222,000
Granted			4,379,122	3,499,089
Number of warrants exercised			(165,128)	(315,569)
Lapsed			(728,856)	(21,911)
Warrants outstanding, end of period			6,868,747	3,383,609
Number of shares which can be subscribed			6,868,747	3,383,609
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			148,000	148,000
Granted			227,000
Lapsed			(148,000)
Warrants outstanding, end of period				148,000
Number of shares which can be subscribed				148,000
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			62,848	74,000
Granted			127,000
Number of warrants exercised				(2,152)
Lapsed			(62,848)	(9,000)
Warrants outstanding, end of period				62,848
Number of shares which can be subscribed				62,848
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			1,011,309
Granted				1,333,333
Number of warrants exercised			(35,739)	(313,417)
Lapsed			(99,897)	(8,607)
Warrants outstanding, end of period			875,673	1,011,309
Number of shares which can be subscribed			875,673	1,011,309
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			662,363
Granted				666,667
Number of warrants exercised			(17,870)
Lapsed			(49,948)	(4,304)
Warrants outstanding, end of period			594,545	662,363
Number of shares which can be subscribed			594,545	662,363
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			999,393
Granted			999,393	999,393
Number of warrants exercised			(74,346)
Lapsed			(199,797)
Warrants outstanding, end of period			725,250	999,393
Number of shares which can be subscribed			725,250	999,393
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			499,696
Granted			499,696	499,696
Number of warrants exercised			(37,173)
Lapsed			(99,898)
Warrants outstanding, end of period			362,250	499,696
Number of shares which can be subscribed			362,250	499,696
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Warrant Disclosure [Line Items]
Granted			2,919,415
Lapsed			(45,645)
Warrants outstanding, end of period			2,873,769
Number of shares which can be subscribed			2,873,769
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Warrant Disclosure [Line Items]
Granted			1,459,707
Lapsed			(22,823)
Warrants outstanding, end of period			1,436,885
Number of shares which can be subscribed			1,436,885
Free share warrants
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			2,500,911
Granted			6,631,068	2,500,911
Warrants outstanding, end of period			9,131,979	2,500,911
Number of shares which can be subscribed			9,131,979	2,500,911
Free share warrants | Free shares 2020
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			2,500,911
Granted			2,500,911	2,500,911
Warrants outstanding, end of period			2,500,911	2,500,911
Number of shares which can be subscribed			2,500,911	2,500,911
Free share warrants | Free shares 2021
Warrant Disclosure [Line Items]
Granted			6,631,068
Warrants outstanding, end of period			6,631,068
Number of shares which can be subscribed			6,631,068